SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Currency translation	6.8972	6.8972
Balance of allowances for credit losses of accounts receivables and other receivables	¥ 86.3	$ 12.5
Minimum [Member] | Other revenues
Subscription period	1 month
Maximum [Member] | Other revenues
Subscription period	12 months
Cash and cash equivalents
Cash held in accounts managed by online payment platforms	¥ 0.0		¥ 32.7